Plant, Equipment, and Mine Development, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Plant, Equipment, and Mine Development, Net	Plant, Equipment, and Mine Development, Net
The following table provides the components of Plant, equipment, and mine development, net (dollars in thousands):

	Depreciation Life or Method	March 31, 2021	December 31, 2020
Leach pads	Units-of-production	$17,432	$17,432
Process equipment	5 - 15 years	17,459	16,065
Buildings and leasehold improvements	10 years	10,507	10,507
Mine equipment	5 - 7 years	6,707	5,961
Vehicles	3 - 5 years	1,227	991
Furniture and office equipment	7 years	341	322
Mine development	Units-of-production	1,096	756
Mineral properties	Units-of-production	37	37
Construction in progress and other		37,683	33,185
		$92,489	$85,256
Less, accumulated depreciation and amortization		(26,134)	(25,033)
Total		$66,355	$60,223
During the three months ended March 31, 2021, new process equipment was placed into service ($1.4 million), new mine equipment was placed into service ($0.7 million), and construction of a new larger leach pad continued through February 2021 at which time construction was suspended ($3.2 million, including $0.7 million of capitalized interest), resulting in construction costs for the new larger leach pad of $34.1 million since commencing construction in 2020, which was the primary project included in construction in progress as of March 31, 2021. For the three months ended March 31, 2021 and the year ended December 31, 2020, certain leach pads ($11.2 million) were not actively used in the leaching process, and accordingly, the Company did not record any depletion for these leach pads.
Mineral properties
As of March 31, 2021, and December 31, 2020, Mineral properties included an asset retirement asset of $0.04 million that is being depreciated on a straight-line basis over the life of the Company’s only operating property, the Hycroft Mine.
Plant, Equipment, and Mine Development, Net
The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life or Method	December 31, 2020	December 31, 2019
Leach pads	Units-of-production	$17,432	$17,419
Process equipment	5 - 15 years	16,065	14,770
Buildings and leasehold improvements	10 years	10,507	10,507
Mine equipment	5 - 7 years	5,961	4,716
Vehicles	3 - 5 years	991	136
Furniture and office equipment	7 years	322	129
Mine development	Units-of-production	756	119
Mineral properties	Units-of-production	37	—
Construction in progress and other		33,185	936
		$85,256	$48,732
Less, accumulated depreciation and amortization		(25,033)	(17,208)
Total		$60,223	$31,524

During the year ended December 31, 2020, new process equipment was placed into service ($1.2 million), new mobile equipment was placed into service ($1.2 million), and construction of a new larger leach pad began ($30.9 million), which was the primary project included in construction in progress as of December 31, 2020. During the years ended December 31, 2020 and 2019, certain leach pads ($11.2 million) were not actively used in the leaching process, and accordingly, the Company did not record any depletion for these leach pads. Additionally, during the years ended December 31, 2020 and 2019, the Company did not acquire any plant, equipment, or mine development through non-cash capital leases.
Mineral properties
As of December 31, 2020, Mineral properties included an ARC asset of $0.04 million that is being depreciated on a straight-line basis over the life of the Company’s only operating property, the Hycroft Mine.